UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1.  Schedule of Investments.
Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of September 30, 2011 (Unaudited)

Face Amount	Description	Coupon Rate		Maturity Date	Value
FIXED INCOME INVESTMENTS - 98.9%

ASSET-BACKED SECURITIES - 2.3%
$310,000	Citibank Credit Card Issuance Trust, Series 2009-A1, Class A1	1.979%	(1)	03/17/14	$312,390
170,000	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4	4.550%		01/15/17	174,147
195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%		06/15/16	221,581
Total Asset-Backed Securities (identified cost, $687,635)					$708,118

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
$275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$290,885
330,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.936%		05/15/38	338,972
522,460	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1 Class A3	4.813%		02/15/38	531,630
435,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	467,868
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	325,608
315,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	347,211
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.097%	(1)	06/12/46	344,230
55,878	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A2	4.467%		03/18/36	56,172
Total Commercial Mortgage-Backed Securities (identified cost, $2,549,432)					$2,702,576

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.2%
$54,936	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2	2.761%	(1)	07/25/34	$55,001
Total Residential Mortgage-Backed Securities (identified cost, $46,133)					$55,001

CONVERTIBLE BONDS - 0.4%
$130,000	NASDAQ OMX Group, Inc. (The)	2.500%		08/15/13	$133,575
Total Convertible Bonds (identified cost, $127,053)					$133,575

CORPORATE BONDS - 47.9%

AUTO MANUFACTURERS - 0.4%
$110,000	Daimler Finance North America, LLC	6.500%		11/15/13	$120,831

CAPITAL GOODS - 0.4%
$110,000	PACCAR, Inc.	6.875%		02/15/14	$125,016

CONSUMER DURABLES & APPAREL - 0.4%
$115,000	Hasbro, Inc.	6.125%		05/15/14	$126,104

CONSUMER SERVICES - 0.2%
$60,000	Brinker International, Inc.	5.750%		06/01/14	$64,032

DIVERSIFIED FINANCIALS - 15.0%
$135,000	American Express Credit Corp., Series C	7.300%		08/20/13	$147,838
55,000	Ameriprise Financial, Inc.	5.650%		11/15/15	62,157
135,000	Bank of America Corp., MTN	5.000%		05/13/21	120,663
140,000	Bear Stearns Cos., LLC (The)	5.700%		11/15/14	151,087
65,000	BlackRock, Inc.	3.500%		12/10/14	69,120
55,000	Capital One Financial Corp.	7.375%		05/23/14	61,472
260,000	Citigroup, Inc.	6.500%		08/19/13	273,718
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	2.125%		10/13/15	159,828
130,000	Credit Suisse USA, Inc.	0.496%	(1)	04/12/13	129,035
290,000	Deutsche Bank AG/London	3.875%		08/18/14	296,173
260,000	Eaton Vance Corp.	6.500%		10/02/17	296,957
135,000	Equifax, Inc.	4.450%		12/01/14	143,939
225,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	257,602
100,000	Goldman Sachs Group, Inc. (The)	0.965%	(1)	09/29/14	93,541
115,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	119,331
235,000	HSBC Finance Corp.	6.375%		10/15/11	235,452
70,000	Jefferies Group, Inc.	8.500%		07/15/19	77,965
110,000	JPMorgan Chase & Co.	6.300%		04/23/19	124,636
125,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	112,601
150,000	Moody's Corp.	5.500%		09/01/20	160,298
100,000	Morgan Stanley	5.300%		03/01/13	100,869
120,000	Nomura Holdings, Inc.	5.000%		03/04/15	125,848
135,000	PNC Funding Corp.	4.250%		09/21/15	145,906
155,000	Royal Bank of Scotland PLC (The)	3.950%		09/21/15	145,902
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	60,840
130,000	TD Ameritrade Holding Corp.	4.150%		12/01/14	138,163
220,000	US Bancorp, MTN	3.150%		03/04/15	229,783
110,000	Wells Fargo & Co.	4.375%		01/31/13	114,175
155,000	Wells Fargo & Co.	3.625%		04/15/15	161,529
280,000	Westpac Banking Corp.	4.200%		02/27/15	293,780

ENERGY - 2.2%
$205,000	Baker Hughes, Inc.	6.875%		01/15/29	$270,224
70,000	Cimarex Energy Co.	7.125%		05/01/17	71,050
50,000	Newfield Exploration Co.	6.625%		04/15/16	50,750
50,000	ONEOK Partners LP	6.850%		10/15/37	59,872
60,000	Oneok, Inc.	5.200%		06/15/15	65,897
70,000	Peabody Energy Corp.	7.375%		11/01/16	77,262
55,000	Valero Energy Corp.	9.375%		03/15/19	70,581

FOOD, BEVERAGE & TOBACCO - 2.3%
$60,000	Altria Group, Inc.	8.500%		11/10/13	$68,465
55,000	Altria Group, Inc.	9.700%		11/10/18	72,985
140,000	ConAgra Foods, Inc.	5.875%		04/15/14	152,067
150,000	Corn Products International, Inc.	4.625%		11/01/20	158,203
100,000	PepsiCo, Inc.	7.900%		11/01/18	133,248
105,000	Philip Morris International, Inc.	6.875%		03/17/14	119,225

HEALTH CARE EQUIPMENT & SERVICES - 2.6%
$115,000	Biogen Idec, Inc.	6.000%		03/01/13	$121,706
135,000	Hospira, Inc.	5.900%		06/15/14	148,019
75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	77,748
40,000	McKesson Corp.	6.500%		02/15/14	44,728
100,000	Medtronic, Inc.	4.500%		03/15/14	108,463
130,000	UnitedHealth Group, Inc.	6.000%		02/15/18	154,472
145,000	WellPoint, Inc.	4.350%		08/15/20	153,714

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
$115,000	Avon Products, Inc.	5.625%		03/01/14	$123,775
60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	76,565

INDUSTRIAL - 0.2%
$70,000	Greif, Inc.	6.750%		02/01/17	$70,700

INSURANCE - 4.7%
$100,000	ACE INA Holdings, Inc.	5.875%		06/15/14	$110,715
275,000	Loews Corp.	5.250%		03/15/16	299,331
125,000	MetLife, Inc.	5.000%		06/15/15	137,056
46,000	OneBeacon US Holdings, Inc.	5.875%		05/15/13	47,165
255,000	PartnerRe Finance B, LLC	5.500%		06/01/20	265,615
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	70,142
130,000	Principal Life Income Funding Trusts, MTN	0.449%	(1)	11/08/13	127,468
90,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	89,577
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	58,678
200,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	224,603

MATERIALS - 1.6%
$145,000	Airgas, Inc.	4.500%		09/15/14	$154,700
120,000	Dow Chemical Co. (The)	7.375%		03/01/23	145,426
100,000	Lubrizol Corp.	8.875%		02/01/19	135,815
55,000	Steel Dynamics, Inc.	7.375%		11/01/12	56,375

MEDIA - 2.3%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$130,106
150,000	DIRECTV Holdings, LLC / DIRECTV Financing Co, Inc.	5.000%		03/01/21	158,964
95,000	McGraw-Hill Cos., Inc. (The)	5.900%		11/15/17	102,866
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	62,702
115,000	Time Warner Cos., Inc.	6.950%		01/15/28	134,749
120,000	Viacom, Inc.	4.375%		09/15/14	128,311

MINING - 0.5%
$80,000	Barrick Gold Financeco, LLC	6.125%		09/15/13	$87,486
50,000	Rio Tinto Finance USA, Ltd.	8.950%		05/01/14	59,164

MISCELLANEOUS MANUFACTURING - 0.2%
$55,000	Tyco International Finance SA	8.500%		01/15/19	$71,897

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
$115,000	Wyeth	5.500%		02/01/14	$126,672

PIPELINES - 0.9%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$66,947
170,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	208,378

RETAILING - 1.5%
$55,000	AutoZone, Inc.	5.750%		01/15/15	$60,548
135,000	Best Buy Co., Inc.	6.750%		07/15/13	144,911
72,000	Ltd. Brands, Inc.	5.250%		11/01/14	75,240
55,000	Netflix, Inc.	8.500%		11/15/17	59,812
120,000	Safeway, Inc.	5.000%		08/15/19	131,211

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
$165,000	Applied Materials, Inc.	7.125%		10/15/17	$203,884

SOFTWARE & SERVICES - 2.9%
$140,000	Adobe Systems, Inc.	4.750%		02/01/20	$147,333
140,000	Computer Sciences Corp.	5.500%		03/15/13	146,676
140,000	Dun & Bradstreet Corp.	6.000%		04/01/13	149,286
145,000	Ingram Micro, Inc.	5.250%		09/01/17	154,264
105,000	International Business Machines Corp.	7.625%		10/15/18	139,460
150,000	Symantec Corp.	4.200%		09/15/20	146,681

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
$30,000	Dell, Inc.	5.625%		04/15/14	$32,640
140,000	Harris Corp.	5.000%		10/01/15	155,327
140,000	Pitney Bowes, Inc., MTN	5.250%		01/15/37	142,584

TELECOMMUNICATIONS - 2.4%
$155,000	BellSouth Corp.	6.000%		11/15/34	$169,241
70,000	British Telecommunications PLC	9.875%		12/15/30	101,536
105,000	Cellco Partnership / Verizon Wireless Capital, LLC	5.550%		02/01/14	114,938
145,000	Telefonica Emisiones SAU	4.949%		01/15/15	143,163
150,000	Verizon Global Funding Corp.	7.750%		12/01/30	206,761

TRANSPORTATION - 0.5%
$120,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$148,359

UTILITIES - 3.8%
$115,000	American Electric Power Co., Inc.	5.250%		06/01/15	$127,581
110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	140,625
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	108,977
115,000	Duke Energy Indiana, Inc.	5.000%		09/15/13	123,122
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	86,492
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	119,167
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	66,697
138,000	PPL Energy Supply, LLC	6.300%		07/15/13	147,733
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	71,109
100,000	Sempra Energy	6.000%		02/01/13	105,964
55,000	TransAlta Corp.	4.750%		01/15/15	58,471
Total Corporate Bonds (identified cost, $13,846,246)					$14,686,611

U.S. GOVERNMENT INTERESTS - 39.3%

AGENCY MORTGAGE-BACKED SECURITIES - 27.1%
$159,500	FHLMC Gold Pool #A32600	5.500%		05/01/35	$175,011
33,386	FHLMC Gold Pool #C01646	6.000%		09/01/33	37,019
21,492	FHLMC Gold Pool #C27663	7.000%		06/01/29	24,803
111,468	FHLMC Gold Pool #C47318	7.000%		09/01/29	130,414
154,406	FHLMC Gold Pool #C66878	6.500%		05/01/32	174,285
128,696	FHLMC Gold Pool #C91046	6.500%		05/01/27	142,389
23,949	FHLMC Gold Pool #D66753	6.000%		10/01/23	25,636
5,785	FHLMC Gold Pool #E00903	7.000%		10/01/15	6,242
173,457	FHLMC Gold Pool #G01035	6.000%		05/01/29	192,440
89,637	FHLMC Gold Pool #G02478	5.500%		12/01/36	97,500
100,829	FHLMC Gold Pool #H19018	6.500%		08/01/37	110,958
90,991	FHLMC Gold Pool #N30514	5.500%		11/01/28	97,906
255,116	FHLMC Gold Pool #P00024	7.000%		09/01/32	289,435
15,181	FHLMC Gold Pool #P50031	7.000%		08/01/18	15,948
45,121	FHLMC Gold Pool #P50064	7.000%		09/01/30	50,460
68,078	FHLMC Pool #1B1291	2.745%	(1)	11/01/33	70,624
193,011	FHLMC Pool #1G0233	2.511%	(1)	05/01/35	203,700
33,512	FHLMC Pool #781071	5.217%	(1)	11/01/33	35,823
29,967	FHLMC Pool #781804	5.060%	(1)	07/01/34	32,100
14,975	FHLMC Pool #781884	5.147%	(1)	08/01/34	16,054
44,441	FHLMC Pool #782862	5.038%	(1)	11/01/34	47,641
204,544	FHLMC, Series 1983, Class Z	6.500%		12/15/23	235,468
146,231	FHLMC, Series 2044, Class PE	6.500%		04/15/28	171,289
550,000	FHLMC, Series 2627, Class MW	5.000%		06/15/23	624,554
96,763	FNMA Pool #253057	8.000%		12/01/29	113,043
8,283	FNMA Pool #254845	4.000%		07/01/13	8,754
8,752	FNMA Pool #254863	4.000%		08/01/13	9,241
16,590	FNMA Pool #479477	6.000%		01/01/29	18,429
13,244	FNMA Pool #489357	6.500%		03/01/29	15,005
15,455	FNMA Pool #535332	8.500%		04/01/30	18,187
30,180	FNMA Pool #545782	7.000%		07/01/32	34,800
18,299	FNMA Pool #597396	6.500%		09/01/31	20,640
79,644	FNMA Pool #621284	6.500%		12/01/31	89,832
37,339	FNMA Pool #725866	4.500%		09/01/34	39,861
97,006	FNMA Pool #738630	5.500%		11/01/33	106,046
264,905	FNMA Pool #745001	6.500%		09/01/35	296,473
168,782	FNMA Pool #745467	5.600%	(1)	04/01/36	180,535
296,810	FNMA Pool #745755	5.000%		12/01/35	320,735
128,917	FNMA Pool #747529	4.500%		10/01/33	137,726
487,176	FNMA Pool #781893	4.500%		11/01/31	522,248
43,970	FNMA Pool #809888	4.500%		03/01/35	46,886
652,637	FNMA Pool #888366	7.000%		04/01/37	749,932
291,670	FNMA Pool #888417	6.500%		01/01/36	330,438
51,863	FNMA Pool #906455	5.993%	(1)	01/01/37	56,064
81,009	GNMA I Pool #374892	7.000%		02/15/24	93,868
27,017	GNMA I Pool #376400	6.500%		02/15/24	30,800
37,106	GNMA I Pool #379982	7.000%		02/15/24	42,995
142,201	GNMA I Pool #393347	7.500%		02/15/27	165,911
54,806	GNMA I Pool #410081	8.000%		08/15/25	64,438
33,007	GNMA I Pool #427199	7.000%		12/15/27	38,393
1,895	GNMA I Pool #436214	6.500%		02/15/13	2,083
36,485	GNMA I Pool #448490	7.500%		03/15/27	41,899
45,803	GNMA I Pool #458762	6.500%		01/15/28	52,975
36,686	GNMA I Pool #460726	6.500%		12/15/27	42,431
14,857	GNMA I Pool #488924	6.500%		11/15/28	17,183
12,361	GNMA I Pool #510706	8.000%		11/15/29	14,651
32,951	GNMA I Pool #581536	5.500%		06/15/33	36,623
94,135	GNMA II Pool #002630	6.500%		08/20/28	108,401
4,478	GNMA II Pool #002909	8.000%		04/20/30	5,296
11,529	GNMA II Pool #002972	7.500%		09/20/30	13,486
4,244	GNMA II Pool #002973	8.000%		09/20/30	5,021
41,624	GNMA II Pool #003095	6.500%		06/20/31	47,932
293,834	GNMA II Pool #004841	8.000%		08/20/31	345,427
943,739	GNMA, Series 2010-44, Class NK	4.000%		10/20/37	1,016,448

U.S. TREASURIES - 12.2%
$475,000	U.S. Treasury Bond	6.125%		11/15/27	$699,808
410,000	U.S. Treasury Note	0.750%		11/30/11	410,512
340,000	U.S. Treasury Note	1.375%		04/15/12	342,338
175,000	U.S. Treasury Note	1.875%		04/30/14	181,686
625,000	U.S. Treasury Note	3.250%		06/30/16	693,897
20,000	U.S. Treasury Note	2.750%		11/30/16	21,759
260,000	U.S. Treasury Note	4.500%		05/15/17	308,283
230,000	U.S. Treasury Note	3.125%		05/15/19	256,270
685,000	U.S. Treasury Strip	0.000%	(2)	11/15/30	385,713
995,000	U.S. Treasury Strip	0.000%	(2)	08/15/39	424,883

Total U.S. Government Interests (identified cost, $11,165,940)					$12,033,984

TOTAL FIXED INCOME INVESTMENTS (identified cost, $28,422,439) — 98.9%					$30,319,865

SHORT-TERM INVESTMENTS - 1.1%
$341,385	Fidelity Government Money Market Fund, 0.01% (1)				$341,385

TOTAL SHORT-TERM INVESTMENTS (identified cost, $341,385) — 1.1%					$341,385

TOTAL INVESTMENTS (identified cost, $28,763,824) — 100.0%					$30,661,250

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.0%					930

NET ASSETS — 100.0%					$30,662,180

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
(1)	Variable rate security. Rate presented is as of September 30, 2011.
(2)	Rate presented is yield to maturity.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,989,919
Gross Unrealized Depreciation	(92,493)
Net Unrealized Appreciation	$1,897,426

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

	Quoted Prices in			Significant
	Active Markets for		Significant Other	Unobservable
	Identical Assets		Observable Inputs	Inputs
Asset Description	(Level 1)		(Level 2)	(Level 3)	Total
Asset Back Securities	$-		$708,118	$-	$708,118
Commercial Mortgage-Backed Securities	-		2,702,576	-	2,702,576
Residential Mortgage-Backed Securities	-		55,001	-	55,001
Convertible Bonds	-		133,575	-	133,575
Corporate Bonds	-		14,686,611	-	14,686,611
U.S. Government Interests	-	`	12,033,984	-	12,033,984
Short-Term Investments	-		341,385	-	341,385
Total Investments	$-		$30,661,250	$-	$30,661,250

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of September 30, 2011 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
FIXED INCOME INVESTMENTS - 96.6%

AGENCY MORTGAGE-BACKED SECURITIES - 96.6%
$22,257	FHLMC Gold Pool #C00548	7.000%	08/01/27	$25,611
66,032	FHLMC Gold Pool #C00778	7.000%	06/01/29	76,205
286,597	FHLMC Gold Pool #C91034	6.000%	06/01/27	314,603
50,961	FHLMC Gold Pool #D81642	7.500%	08/01/27	59,203
76,549	FHLMC Gold Pool #D82572	7.000%	09/01/27	88,085
26,764	FHLMC Gold Pool #E00678	6.500%	06/01/14	28,199
28,024	FHLMC Gold Pool #E00721	6.500%	07/01/14	29,561
39,335	FHLMC Gold Pool #E81704	8.500%	05/01/15	43,465
249,910	FHLMC Gold Pool #G02809	6.500%	05/01/36	280,339
293,113	FHLMC Gold Pool #H09054	4.500%	03/01/37	307,075
157,815	FHLMC Gold Pool #H09098	6.500%	10/01/37	173,323
255,116	FHLMC Gold Pool #P00024	7.000%	09/01/32	289,435
238,067	FHLMC Gold Pool #P50019	7.000%	07/01/24	264,254
99,455	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	114,016
69,316	FHLMC, Series 2201, Class C	8.000%	11/15/29	84,764
387,557	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	439,480
147,760	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	173,626
1,301,986	FHLMC, Series 2586, Class GC	5.500%	03/15/23	1,515,777
785,000	FHLMC, Series 3004, Class HK	5.500%	07/15/35	835,089
135,000	FHLMC, Series 3217, Class PD	6.000%	11/15/34	146,498
203,857	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	212,553
72,132	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	81,663
129,209	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	148,835
520,096	FNMA Pool #252034	7.000%	09/01/28	606,555
289,732	FNMA Pool #256972	6.000%	11/01/37	316,641
39,072	FNMA Pool #535131	6.000%	03/01/29	43,403
307,232	FNMA Pool #555417	6.000%	05/01/33	341,287
154,082	FNMA Pool #594207	6.500%	02/01/31	178,018
325,008	FNMA Pool #655219	3.500%	08/01/32	335,956
157,786	FNMA Pool #673315	5.500%	11/01/32	172,440
687,633	FNMA Pool #721255	5.500%	07/01/33	751,711
778,888	FNMA Pool #725027	5.000%	11/01/33	841,913
59,392	FNMA Pool #733750	6.310%	10/01/32	66,512
293,959	FNMA Pool #735861	6.500%	09/01/33	333,031
530,821	FNMA Pool #745001	6.500%	09/01/35	594,077
130,392	FNMA Pool #745630	5.500%	01/01/29	142,909
153,956	FNMA Pool #801357	5.500%	08/01/34	168,255
161,252	FNMA Pool #813839	6.000%	11/01/34	179,126
944,818	FNMA Pool #851655	6.000%	12/01/35	1,046,888
128,021	FNMA Pool #871394	7.000%	04/01/21	140,397
422,468	FNMA Pool #879922	5.000%	11/01/35	452,956
330,131	FNMA Pool #888211	7.000%	08/01/36	380,586
131,151	FNMA Pool #888367	7.000%	03/01/37	150,704
357,591	FNMA Pool #889649	6.500%	08/01/37	383,761
119,604	FNMA Pool #954957	6.000%	10/01/37	130,712
266,885	FNMA Pool #995346	6.500%	09/01/36	298,689
491,298	FNMA Pool #995656	7.000%	06/01/33	566,034
223,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	246,279
339,858	FNMA, Series 2004-90, Class D	4.000%	11/25/34	363,736
205,000	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	225,637
250,000	FNMA, Series 2007-116, Class PB	5.500%	08/25/35	286,073
226,000	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	264,245
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	960,583
155,000	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	166,380
390,000	FNMA, Series 2009-96, Class DB	4.000%	11/25/29	422,624
637,760	FNMA, Series 2010-12, Class EY	4.000%	02/25/25	708,401
413,323	FNMA, Series G92-43, Class Z	7.500%	07/25/22	486,692
259,897	FNMA, Series G93-5, Class Z	6.500%	02/25/23	287,615
265	GNMA I Pool #176992	8.000%	11/15/16	267
880	GNMA I Pool #177784	8.000%	10/15/16	893
7,740	GNMA I Pool #192357	8.000%	04/15/17	7,857
1,703	GNMA I Pool #194287	9.500%	03/15/17	1,717
702	GNMA I Pool #196063	8.500%	03/15/17	801
909	GNMA I Pool #212601	8.500%	06/15/17	924
1,251	GNMA I Pool #220917	8.500%	04/15/17	1,427
2,920	GNMA I Pool #223348	10.000%	08/15/18	2,944
4,539	GNMA I Pool #228308	10.000%	01/15/19	5,295
2,062	GNMA I Pool #230223	9.500%	04/15/18	2,079
2,977	GNMA I Pool #260999	9.500%	09/15/18	3,495
4,332	GNMA I Pool #263439	10.000%	02/15/19	4,369
1,171	GNMA I Pool #265267	9.500%	08/15/20	1,391
1,326	GNMA I Pool #266983	10.000%	02/15/19	1,563
650	GNMA I Pool #286556	9.000%	03/15/20	655
1,236	GNMA I Pool #301366	8.500%	06/15/21	1,291
3,846	GNMA I Pool #302933	8.500%	06/15/21	4,542
9,226	GNMA I Pool #308792	9.000%	07/15/21	10,923
1,606	GNMA I Pool #314222	8.500%	04/15/22	1,907
1,500	GNMA I Pool #315187	8.000%	06/15/22	1,524
6,329	GNMA I Pool #315754	8.000%	01/15/22	6,360
20,812	GNMA I Pool #319441	8.500%	04/15/22	23,212
5,565	GNMA I Pool #325165	8.000%	06/15/22	6,476
6,680	GNMA I Pool #335950	8.000%	10/15/22	7,541
99,799	GNMA I Pool #346987	7.000%	12/15/23	115,321
43,866	GNMA I Pool #352001	6.500%	12/15/23	49,901
13,899	GNMA I Pool #352110	7.000%	08/15/23	16,061
43,386	GNMA I Pool #368238	7.000%	12/15/23	50,134
23,206	GNMA I Pool #372379	8.000%	10/15/26	24,919
39,585	GNMA I Pool #399726	7.490%	05/15/25	46,172
95,042	GNMA I Pool #399788	7.490%	09/15/25	110,859
26,954	GNMA I Pool #399958	7.490%	02/15/27	31,526
25,486	GNMA I Pool #399964	7.490%	04/15/26	29,749
44,906	GNMA I Pool #410215	7.500%	12/15/25	52,395
4,090	GNMA I Pool #414736	7.500%	11/15/25	4,773
19,899	GNMA I Pool #420707	7.000%	02/15/26	23,094
13,203	GNMA I Pool #421829	7.500%	04/15/26	15,417
3,474	GNMA I Pool #431036	8.000%	07/15/26	3,832
13,547	GNMA I Pool #431612	8.000%	11/15/26	13,772
4,498	GNMA I Pool #442190	8.000%	12/15/26	5,298
45,735	GNMA I Pool #448970	8.000%	08/15/27	54,019
8,203	GNMA I Pool #449176	6.500%	07/15/28	9,487
20,893	GNMA I Pool #462623	6.500%	03/15/28	24,165
103,285	GNMA I Pool #471369	5.500%	05/15/33	114,795
247,733	GNMA I Pool #487108	6.000%	04/15/29	278,436
128,882	GNMA I Pool #489377	6.375%	03/15/29	147,970
392,163	GNMA I Pool #503405	6.500%	04/15/29	453,572
132,252	GNMA I Pool #509930	5.500%	06/15/29	147,279
244,723	GNMA I Pool #509965	5.500%	06/15/29	272,530
14,521	GNMA I Pool #538314	7.000%	02/15/32	17,025
91,582	GNMA I Pool #595606	6.000%	11/15/32	102,660
14,518	GNMA I Pool #602377	4.500%	06/15/18	15,658
18,555	GNMA I Pool #603377	4.500%	01/15/18	20,012
163,923	GNMA I Pool #615403	4.500%	08/15/33	179,449
118,759	GNMA I Pool #616829	5.500%	01/15/25	132,513
108,036	GNMA I Pool #623190	6.000%	12/15/23	120,964
349,934	GNMA I Pool #624600	6.150%	01/15/34	402,586
69,432	GNMA I Pool #640940	5.500%	05/15/35	77,429
30,687	GNMA I Pool #658267	6.500%	02/15/22	33,872
841,660	GNMA I Pool #711286	6.500%	10/15/32	957,632
33,131	GNMA I Pool #780429	7.500%	09/15/26	38,656
195,752	GNMA I Pool #780492	7.000%	09/15/24	224,885
98,775	GNMA I Pool #780685	6.500%	12/15/27	112,451
113,387	GNMA I Pool #780977	7.500%	12/15/28	135,984
284,596	GNMA I Pool #781120	7.000%	12/15/29	331,538
21,594	GNMA II Pool #000723	7.500%	01/20/23	24,752
1,748	GNMA II Pool #001596	9.000%	04/20/21	2,062
24,302	GNMA II Pool #002268	7.500%	08/20/26	28,243
83,525	GNMA II Pool #002442	6.500%	06/20/27	94,956
3,638	GNMA II Pool #002855	8.500%	12/20/29	4,383
114,784	GNMA II Pool #003284	5.500%	09/20/32	128,104
78,040	GNMA II Pool #003401	4.500%	06/20/33	85,456
432,879	GNMA II Pool #003403	5.500%	06/20/33	482,842
115,468	GNMA II Pool #003554	4.500%	05/20/34	126,188
524,177	GNMA II Pool #003556	5.500%	05/20/34	584,350
305,931	GNMA II Pool #003689	4.500%	03/20/35	334,143
762,801	GNMA II Pool #003931	6.000%	12/20/36	853,495
38,163	GNMA II Pool #004149	7.500%	05/20/38	44,350
1,284,893	GNMA II Pool #004260	6.000%	10/20/38	1,395,958
675,201	GNMA II Pool #004291	6.000%	11/20/38	753,370
447,387	GNMA II Pool #004308	5.000%	12/20/38	479,364
361,347	GNMA II Pool #004412	5.000%	04/20/39	393,273
751,841	GNMA II Pool #004561	6.000%	10/20/39	840,460
647,962	GNMA II Pool #004751	7.000%	12/20/38	752,911
165,578	GNMA II Pool #004752	7.500%	11/20/38	194,371
482,234	GNMA II Pool #004753	8.000%	08/20/30	567,604
575,021	GNMA II Pool #004805	6.500%	09/20/40	653,002
188,125	GNMA II Pool #004808	8.000%	01/20/31	222,252
1,051,631	GNMA II Pool #004838	6.500%	10/20/40	1,194,247
1,232,026	GNMA II Pool #004848	3.500%	11/20/40	1,279,024
369,824	GNMA II Pool #004993	7.000%	03/20/41	429,673
95,309	GNMA II Pool #575787	5.760%	03/20/33	106,250
102,911	GNMA II Pool #608120	6.310%	01/20/33	115,340
292,850	GNMA II Pool #610116	5.760%	04/20/33	326,834
68,625	GNMA II Pool #610143	5.760%	06/20/33	76,503
231,955	GNMA II Pool #612121	5.760%	07/20/33	258,583
220,894	GNMA II Pool #648541	6.000%	10/20/35	247,122
1,161,689	GNMA II Pool #719213	6.500%	02/20/33	1,337,564
814,950	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	940,053
181,406	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	221,463
702,261	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	798,757
271,808	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	320,242
210,933	GNMA, Series 2001-4, Class PM	6.500%	03/20/31	245,607
265,626	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	307,748
181,040	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	210,602
143,511	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	165,487
231,960	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	261,192
116,954	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	133,086
381,214	GNMA, Series 2002-76, Class EA	4.500%	12/20/29	413,534
716,438	GNMA, Series 2002-76, Class TC	4.500%	12/16/26	804,155
214,000	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	252,124
192,000	GNMA, Series 2003-2, Class AG	5.000%	01/20/33	209,054
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	173,988
232,914	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	260,150
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	117,427
120,000	GNMA, Series 2007-18, Class B	5.500%	05/20/35	130,603
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	354,556
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	181,265
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,284,438
329,563	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%	02/15/26	389,825
269,993	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%	03/15/28	321,151

Total Agency Mortgage-Backed Securities (identified cost, $45,156,424)				$47,784,264

TOTAL FIXED INCOME INVESTMENTS (identified cost, $45,156,424) — 96.6%				$47,784,264

SHORT-TERM INVESTMENTS - 3.3%
$1,665,274	Fidelity Government Money Market Fund, 0.01% (1)			$1,665,274

TOTAL SHORT-TERM INVESTMENTS (identified cost, $1,665,274) — 3.3%				$1,665,274

TOTAL INVESTMENTS (identified cost, $46,821,698) — 99.9%				$49,449,538

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%				31,624

NET ASSETS — 100.0%				$49,481,162

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of September 30, 2011.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,657,376
Gross Unrealized Depreciation	(29,536)
Net Unrealized Appreciation	$2,627,840

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Mortgage-Backed Securities	$-	$47,784,264	$-	$47,784,264
Short-Term Investments	-	1,665,274	-	1,665,274
Total Investments	$-	$49,449,538	$-	$49,449,538

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	October 20, 2011

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	October 20, 2011